Taxes (Details ) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Taxes
Current income tax	$ (135,243)	$ (107,059)	$ (32,380)
Deferred income tax	(14,786)	46,722	118,653
Income tax	$ (150,029)	$ (60,337)	$ 86,273